Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Summary of capital lease and other financing obligations
The Company’s capital lease and other financing obligations are summarized as follows as of December 31, 2016 (in thousands):

	Capital Lease Obligations	Other Financing Obligations	Total
2017	$82,688	$78,914	$161,602
2018	83,046	75,841	158,887
2019	83,871	70,893	154,764
2020	83,925	69,838	153,763
2021	84,192	70,911	155,103
Thereafter	827,125	693,385	1,520,510
Total minimum lease payments	1,244,847	1,059,782	2,304,629
Plus amount representing residual property value	—	508,857	508,857
Less amount representing interest	(551,507)	(750,191)	(1,301,698)
Present value of net minimum lease payments	693,340	818,448	1,511,788
Less current portion	(26,973)	(74,073)	(101,046)
	$666,367	$744,375	$1,410,742

Schedule of minimum future operating lease payments
Minimum future operating lease payments as of December 31, 2016 are summarized as follows (in thousands):

Years ending:
2017	$142,854
2018	138,555
2019	134,123
2020	122,781
2021	114,890
Thereafter	958,068
Total	$1,611,271